UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.R. Herzig & Co. Inc.
Address: 1 Expressway Plaza, Suite 200
         Roslyn Heights, NY  11577

13F File Number:  028-12072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Pesner
Title:     Chief Financial Officer
Phone:     516-621-0200

Signature, Place, and Date of Signing:

       /s/ Arthur Pesner     Roslyn Heights, NY     July 24, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $53,982 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BGC PARTNERS INC               CL A             05541T101       38    10000 SH       10000                       0        0    10000
BRISTOL MYERS SQUIBB CO        COM              110122108     3174   156281 SH       156281                      0        0   156281
BUNGE LIMITED                  COM              G16962105      380     6300 SH       6300                        0        0     6300
CENTEX CORP                    COM              152312104      381    45000 SH       45000                       0        0    45000
CIT GROUP INC                  COM              125581108      462   215005 SH       215005                  20000        0   195005
CROSS TIMBERS RTY TR           TR UNIT          22757R109      520    20865 SH       20865                       0        0    20865
E TRADE FINANCIAL CORP         COM              269246104       19    15000 SH       15000                       0        0    15000
EXXON MOBIL CORP               COM              30231G102      256     3655 SH       3655                        0        0     3655
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     2651   195945 SH       195945                  12000        0   183945
FIFTH THIRD BANCORP            COM              316773100      315    44310 SH       44310                       0        0    44310
GENERAL DYNAMICS CORP          COM              369550108     1385    25000 SH       25000                       0        0    25000
GENERAL ELECTRIC CO            COM              369604103      689    58785 SH       58785                       0        0    58785
GERON CORP                     COM              374163103     3154   411267 SH       411267                  40000        0   371267
HEALTHCARE RLTY TR             COM              421946104      805    47833 SH       47833                       0        0    47833
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102     1074    90300 SH       90300                       0        0    90300
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     2142   148150 SH       148150                      0        0   148150
INTEL CORP                     COM              458140100     2663   160877 SH       160877                      0        0   160877
JPMORGAN CHASE & CO            COM              46625H100      459    13446 SH       13446                       0        0    13446
M D C HLDGS INC                COM              552676108      301    10000 SH       10000                       0        0    10000
MACK CALI RLTY CORP            COM              554489104      242    10600 SH       10600                       0        0    10600
MITSUBISHI UFJ FINL GROUP IN   SPONSORED ADR    606822104      437    71220 SH       71220                    9500        0    61720
MOTOROLA INC                   COM              620076109      774   116800 SH       116800                      0        0   116800
NEW YORK CMNTY BANCORP INC     COM              649445103      402    37594 SH       37594                       0        0    37594
NEWMONT MINING CORP            COM              651639106     1472    36025 SH       36025                       0        0    36025
NVIDIA CORP                    COM              67066G104     2247   199000 SH       199000                   7500        0   191500
PENN WEST ENERGY TR            TR UNIT          707885109      669    52568 SH       52568                       0        0    52568
PFIZER INC                     COM              717081103      894    59583 SH       59583                       0        0    59583
PICO HLDGS INC                 COM NEW          693366205     2509    87433 SH       87433                       0        0    87433
POTASH CORP SASK INC           COM              73755L107      716     7700 SH       7700                        0        0     7700
REDWOOD TR INC                 COM              758075402     1565   106000 SH       106000                   7000        0    99000
RENAISSANCERE HOLDINGS LTD     COM              G7496G103     1396    30000 SH       30000                    3000        0    27000
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105      789    54936 SH       54936                       0        0    54936
SATCON TECHNOLOGY CORP         COM              803893106      160    89100 SH       89100                   45000        0    44100
SENECA FOODS CORP NEW          CL A             817070501     6186   185085 SH       185085                  33500        0   151585
SENECA FOODS CORP NEW          CL B             817070105     2989    89345 SH       89345                    4149        0    85196
SONOSITE INC                   COM              83568G104     2442   121736 SH       121736                   8000        0   113736
SONY CORP                      ADR NEW          835699307     1920    74251 SH       74251                       0        0    74251
SUNCOR ENERGY INC              COM              867229106      306    10100 SH       10100                       0        0    10100
TESSERA TECHNOLOGIES INC       COM              88164L100     1866    73800 SH       73800                    4000        0    69800
VULCAN MATLS CO                COM              929160109     1034    24000 SH       24000                    1000        0    23000
WAL MART STORES INC            COM              931142103     2099    43324 SH       43324                       0        0    43324